Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Gimi MS Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of operations
Total operating revenues	$ 138,175	$ 129,648
Other non-operating income	29,981	0
Statement of cash flows
Capitalized financing costs	(10,781)	(569)
Net debt repayments	(70,048)	(46,317)
Proceeds from subscription of equity interest	21,020	27,278
Sales-type lease revenue
Statement of operations
Total operating revenues	8,219	0
Vessel management fees and other revenues
Statement of operations
Total operating revenues	16,880	10,830
Golar Gimi | VIE debt
Statement of operations
Other non-operating income	29,981	0
Statement of cash flows
Additions to asset under development	152,583	88,965
Capitalized financing costs	0	(569)
Net debt repayments	(29,167)	0
Proceeds from subscription of equity interest	21,020	27,278
Golar Gimi | VIE debt | Sales-type lease revenue
Statement of operations
Total operating revenues	5,682	0
Golar Gimi | VIE debt | Vessel management fees and other revenues
Statement of operations
Total operating revenues	$ 3,293	$ 0